L-3 Holdings' Earnings Per Share	12 Months Ended
Dec. 31, 2011
L-3 Holdings' Earnings Per Share [Abstract]
L-3 Holdings' Earnings Per Share

16. L-3 Holdings’ Earnings Per Share

A reconciliation of basic and diluted EPS is presented in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions, except per share data)
Reconciliation of net income:
Net income	$968	$966	$911
Net income from continuing operations attributable to noncontrolling interests	(9)	(9)	(9)
Net income from discontinued operations attributable to noncontrolling interests	(3)	(2)	(1)
Net income allocable to participating securities	(2)	(5)	(8)

Net income allocable to L-3 Holdings common shareholders	$954	$950	$893

Earnings allocable to L-3 Holdings’ common shareholders:
Continuing operations	$853	$810	$740
Discontinued operations, net of income tax	101	140	153

Net income allocable to L-3 Holdings common shareholders	$954	$950	$893

Earnings per share allocable to L-3 Holdings’ common shareholders:
Basic:
Weighted average common shares outstanding	104.4	114.3	116.8

Basic earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.17	$7.09	$6.34
Discontinued operations, net of income tax	0.97	1.22	1.31

Basic earnings per share	$9.14	$8.31	$7.65

Diluted:
Common and potential common shares:
Weighted average common shares outstanding	104.4	114.3	116.8
Assumed exercise of stock options	2.0	2.7	3.5
Unvested restricted stock awards	1.8	1.3	0.4
Employee stock purchase plan contributions	0.2	0.5	0.4
Performance unit awards	0.1	0.1	—
Assumed purchase of common shares for treasury	(2.9)	(3.8)	(3.7)
Assumed conversion of the CODES (1)	—	—	—

Common and potential common shares	105.6	115.1	117.4

Diluted earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.08	$7.04	$6.30
Discontinued operations, net of income tax	0.95	1.21	1.31

Diluted earnings per share	$9.03	$8.25	$7.61

(1)

L-3 Holdings’ CODES had no impact on diluted EPS for the years ended December 31, 2011, 2010 and 2009 because the average market price of L-3 Holdings’ common stock during these periods was less than the price at which the CODES would have been convertible into L-3 Holdings’ common stock. As of December 31, 2011, 2010 and 2009, the conversion prices were $96.48, $98.94 and $100.14, respectively.

Excluded from the computations of diluted EPS are certain shares related to stock options, and restricted stock units underlying employee stock-based compensation and employee stock purchase plan contributions of 3.2 million for the year ended December 31, 2011, 2.8 million for the year ended December 31, 2010, and 3.0 million for the year ended December 31, 2009, because they were anti-dilutive.